Annual Total Returns	Nov. 15, 2022
Government Obligations Fund | First American Government Obligations Fund - Class A
Prospectus [Line Items]
2012	0.01%	[1]
2013	0.01%	[1]
2014	0.01%	[1]
2015	0.01%	[1]
2016	0.01%	[1]
2017	0.21%	[1]
2018	1.12%	[1]
2019	1.50%	[1]
2020	0.18%	[1]
2021	0.01%	[1]
Government Obligations Fund | First American Government Obligations Fund - Class D
Prospectus [Line Items]
2012	0.01%	[2]
2013	0.01%	[2]
2014	0.01%	[2]
2015	0.01%	[2]
2016	0.01%	[2]
2017	0.33%	[2]
2018	1.28%	[2]
2019	1.65%	[2]
2020	0.21%	[2]
2021	0.01%	[2]
Government Obligations Fund | First American Government Obligations Fund - Class P
Prospectus [Line Items]
2018	1.73%	[3]
2019	2.11%	[3]
2020	0.38%	[3]
2021	0.03%	[3]
Government Obligations Fund | First American Government Obligations Fund - Class T
Prospectus [Line Items]
2021	0.01%	[4]
Government Obligations Fund | First American Government Obligations Fund - Class U
Prospectus [Line Items]
2019	2.14%	[5]
2020	0.41%	[5]
2021	0.03%	[5]
Government Obligations Fund | First American Government Obligations Fund - Class V
Prospectus [Line Items]
2012	0.01%	[6]
2013	0.01%	[6]
2014	0.01%	[6]
2015	0.01%	[6]
2016	0.11%	[6]
2017	0.63%	[6]
2018	1.58%	[6]
2019	1.96%	[6]
2020	0.30%	[6]
2021	0.01%	[6]
Government Obligations Fund | First American Government Obligations Fund - Class X
Prospectus [Line Items]
2017	0.79%	[7]
2018	1.74%	[7]
2019	2.12%	[7]
2020	0.40%	[7]
2021	0.03%	[7]
Government Obligations Fund | First American Government Obligations Fund - Class Y
Prospectus [Line Items]
2012	0.01%	[8]
2013	0.01%	[8]
2014	0.01%	[8]
2015	0.01%	[8]
2016	0.01%	[8]
2017	0.48%	[8]
2018	1.43%	[8]
2019	1.81%	[8]
2020	0.25%	[8]
2021	0.01%	[8]
Government Obligations Fund | First American Government Obligations Fund - Class Z
Prospectus [Line Items]
2012	0.01%	[9]
2013	0.01%	[9]
2014	0.01%	[9]
2015	0.01%	[9]
2016	0.23%	[9]
2017	0.75%	[9]
2018	1.70%	[9]
2019	2.08%	[9]
2020	0.37%	[9]
2021	0.02%	[9]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class A
Prospectus [Line Items]
2017	0.46%	[10]
2018	1.41%	[10]
2019	1.84%	[10]
2020	0.28%	[10]
2021	0.01%	[10]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class T
Prospectus [Line Items]
2017	0.81%	[11]
2018	1.73%	[11]
2019	2.01%	[11]
2020	0.36%	[11]
2021	0.01%	[11]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class V
Prospectus [Line Items]
2017	0.91%	[12]
2018	1.83%	[12]
2019	2.12%	[12]
2020	0.42%	[12]
2021	0.01%	[12]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class X
Prospectus [Line Items]
2017	1.07%	[13]
2018	1.99%	[13]
2019	2.28%	[13]
2020	0.55%	[13]
2021	0.02%	[13]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]
2017	0.76%	[14]
2018	1.67%	[14]
2019	1.96%	[14]
2020	0.34%	[14]
2021	0.01%	[14]
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
2017	1.01%	[15]
2018	1.93%	[15]
2019	2.22%	[15]
2020	0.49%	[15]
2021	0.01%	[15]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]
2012	none	[16]
2013	none	[16]
2014	none	[16]
2015	none	[16]
2016	0.01%	[16]
2017	0.12%	[16]
2018	0.68%	[16]
2019	0.75%	[16]
2020	0.23%	[16]
2021	0.01%	[16]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]
2021	0.01%	[17]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]
2012	none	[18]
2013	none	[18]
2014	none	[18]
2015	none	[18]
2016	0.18%	[18]
2017	0.56%	[18]
2018	1.14%	[18]
2019	1.20%	[18]
2020	0.38%	[18]
2021	0.01%	[18]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]
2012	none	[19]
2013	none	[19]
2014	none	[19]
2015	none	[19]
2016	0.09%	[19]
2017	0.41%	[19]
2018	0.98%	[19]
2019	1.05%	[19]
2020	none	[19]
2021	0.01%	[19]
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]
2012	none	[20]
2013	none	[20]
2014	none	[20]
2015	none	[20]
2016	0.26%	[20]
2017	0.66%	[20]
2018	1.24%	[20]
2019	1.30%	[20]
2020	0.44%	[20]
2021	0.01%	[20]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class A
Prospectus [Line Items]
2012	none	[21]
2013	none	[21]
2014	none	[21]
2015	none	[21]
2016	none	[21]
2017	0.21%	[21]
2018	1.13%	[21]
2019	1.49%	[21]
2020	0.18%	[21]
2021	0.01%	[21]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class D
Prospectus [Line Items]
2012	none	[22]
2013	none	[22]
2014	none	[22]
2015	none	[22]
2016	none	[22]
2017	0.33%	[22]
2018	1.29%	[22]
2019	1.64%	[22]
2020	0.21%	[22]
2021	0.01%	[22]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class P
Prospectus [Line Items]
2018	1.74%	[23]
2019	2.10%	[23]
2020	0.37%	[23]
2021	0.02%	[23]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class T
Prospectus [Line Items]
2021	0.01%	[24]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class V
Prospectus [Line Items]
2012	none	[25]
2013	none	[25]
2014	none	[25]
2015	none	[25]
2016	0.09%	[25]
2017	0.63%	[25]
2018	1.59%	[25]
2019	1.95%	[25]
2020	0.28%	[25]
2021	0.01%	[25]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class X
Prospectus [Line Items]
2017	0.79%	[26]
2018	1.75%	[26]
2019	2.11%	[26]
2020	0.38%	[26]
2021	0.02%	[26]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class Y
Prospectus [Line Items]
2012	none	[27]
2013	none	[27]
2014	none	[27]
2015	none	[27]
2016	0.01%	[27]
2017	0.48%	[27]
2018	1.44%	[27]
2019	1.80%	[27]
2020	0.24%	[27]
2021	0.01%	[27]
Treasury Obligations Fund | First American Treasury Obligations Fund - Class Z
Prospectus [Line Items]
2012	none	[28]
2013	none	[28]
2014	none	[28]
2015	none	[28]
2016	0.20%	[28]
2017	0.75%	[28]
2018	1.71%	[28]
2019	2.07%	[28]
2020	0.35%	[28]
2021	0.02%	[28]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]
2012	none	[29]
2013	none	[29]
2014	none	[29]
2015	none	[29]
2016	none	[29]
2017	0.17%	[29]
2018	1.11%	[29]
2019	1.44%	[29]
2020	0.17%	[29]
2021	none	[29]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]
2012	none	[30]
2013	none	[30]
2014	none	[30]
2015	none	[30]
2016	none	[30]
2017	0.29%	[30]
2018	1.26%	[30]
2019	1.59%	[30]
2020	0.21%	[30]
2021	none	[30]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]
2021	none	[31]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]
2012	none	[32]
2013	none	[32]
2014	none	[32]
2015	none	[32]
2016	0.04%	[32]
2017	0.58%	[32]
2018	1.57%	[32]
2019	1.90%	[32]
2020	0.29%	[32]
2021	none	[32]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]
2012	none	[33]
2013	none	[33]
2014	none	[33]
2015	none	[33]
2016	none	[33]
2017	0.43%	[33]
2018	1.42%	[33]
2019	1.75%	[33]
2020	0.25%	[33]
2021	none	[33]
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]
2012	none	[34]
2013	none	[34]
2014	none	[34]
2015	none	[34]
2016	0.13%	[34]
2017	0.68%	[34]
2018	1.67%	[34]
2019	2.00%	[34]
2020	0.35%	[34]
2021	0.01%	[34]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]
2012	none	[35]
2013	0.01%	[35]
2014	0.02%	[35]
2015	0.02%	[35]
2016	0.10%	[35]
2017	0.77%	[35]
2018	1.70%	[35]
2019	2.02%	[35]
2020	0.34%	[35]
2021	none	[35]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]
2012	none	[36]
2013	0.01%	[36]
2014	0.02%	[36]
2015	0.02%	[36]
2016	0.19%	[36]
2017	0.86%	[36]
2018	1.81%	[36]
2019	2.12%	[36]
2020	0.39%	[36]
2021	none	[36]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]
2012	none	[37]
2013	0.01%	[37]
2014	0.02%	[37]
2015	0.02%	[37]
2016	0.06%	[37]
2017	0.72%	[37]
2018	1.65%	[37]
2019	1.97%	[37]
2020	0.31%	[37]
2021	none	[37]
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Z
Prospectus [Line Items]
2012	0.07%	[38]
2013	0.01%	[38]
2014	0.02%	[38]
2015	0.04%	[38]
2016	0.29%	[38]
2017	0.98%	[38]
2018	1.97%	[38]
2019	2.28%	[38]
2020	0.50%	[38]
2021	0.05%	[38]

[1]	Total return for the period 1/1/22 through 9/30/22 was 0.37%.
[2]	Total return for the period 1/1/22 through 9/30/22 was 0.42%.
[3]	Total return for the period 1/1/22 through 9/30/22 was 0.64%.
[4]	Total return for the period 1/1/22 through 9/30/22 was 0.50%.
[5]	Total return for the period 1/1/22 through 9/30/22 was 0.65%.
[6]	Total return for the period 1/1/22 through 9/30/22 was 0.55%.
[7]	Total return for the period 1/1/22 through 9/30/22 was 0.64%.
[8]	Total return for the period 1/1/22 through 9/30/22 was 0.48%.
[9]	Total return for the period 1/1/22 through 9/30/22 was 0.62%
[10]	Total return for the period 1/1/22 through 9/30/22 was 0.44%.
[11]	Total return for the period 1/1/22 through 9/30/22 was 0.60%.
[12]	Total return for the period 1/1/22 through 9/30/22 was 0.65%.
[13]	Total return for the period 1/1/22 through 9/30/22 was 0.74%.
[14]	Total return for the period 1/1/22 through 9/30/22 was 0.57%.
[15]	Total return for the period 1/1/22 through 9/30/22 was 0.71%.
[16]	Total return for the period 1/1/22 through 9/30/22 was 0.16%.
[17]	Total return for the period 1/1/22 through 9/30/22 was 0.29%.
[18]	Total return for the period 1/1/22 through 9/30/22 was 0.35%.
[19]	Total return for the period 1/1/22 through 9/30/22 was 0.27%.
[20]	Total return for the period 1/1/22 through 9/30/22 was 0.40%.
[21]	Total return for the period 1/1/22 through 9/30/22 was 0.39%
[22]	Total return for the period 1/1/22 through 9/30/22 was 0.45%.
[23]	Total return for the period 1/1/22 through 9/30/22 was 0.67%
[24]	Total return for the period 1/1/22 through 9/30/22 was 0.53%.
[25]	Total return for the period 1/1/22 through 9/30/22 was 0.58%.
[26]	Total return for the period 1/1/22 through 9/30/22 was 0.67%.
[27]	Total return for the period 1/1/22 through 9/30/22 was 0.67%.
[28]	Total return for the period 1/1/22 through 9/30/22 was 0.65%.
[29]	Total return for the period 1/1/22 through 9/30/22 was 0.30%.
[30]	Total return for the period 1/1/22 through 9/30/22 was 0.36%.
[31]	Total return for the period 1/1/22 through 9/30/22 was 0.45%.
[32]	Total return for the period 1/1/22 through 9/30/22 was 0.50%.
[33]	Total return for the period 1/1/22 through 9/30/22 was 0.42%.
[34]	Total return for the period 1/1/22 through 9/30/22 was 0.55%.
[35]	Total return for the period 1/1/22 through 9/30/22 was 0.59%.
[36]	Total return for the period 1/1/22 through 9/30/22 was 0.65%.
[37]	Total return for the period 1/1/22 through 9/30/22 was 0.57%.
[38]	Total return for the period 1/1/22 through 9/30/22 was 0.70%.